Note 1 - Company Overview (Details Textual) - Scenario, Forecast [Member] - Merger [Member]	Mar. 31, 2018 USD ($)
Business Acquisition Value Assigned to Acquirer Assets	$ 60,000,000
Business Acquisition Value Assigned to Acquiree Assets	$ 90,000,000
Business Acquisition Percentage of Combined Company Owned by Acquiree Shareholders	60.00%
Business Acquisition Percentage of Combined Company Owned by Acquirer Shareholders	40.00%